INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Materials for resale	R$ 836,799	R$ 772,469
Materials for consumption	38,422	36,255
Other inventories	39,263	45,906
Inventories	(822,814)	(789,724)
Gross carrying amount
INVENTORIES
Inventories	(914,484)	(854,630)
Estimated losses from impairment or obsolescence
INVENTORIES
Inventories	R$ (91,670)	R$ (64,906)